Net Loss per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share	74,158	15,425
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share	59,497	2,727
Common stock options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share	14,661	12,698